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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23779

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                    PIMCO Flexible Real Estate Income Fund
              (Exact name of registrant as specified in charter)

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                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Address of principal executive office)

                                Ryan G. Leshaw
                 c/o Pacific Investment Management Company LLC
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                             Douglas P. Dick, Esq.
                            William Bielefeld, Esq.
                                  Dechert LLP
                              1900 K Street, N.W.
                            Washington, D.C. 20006

      Registrant's telephone number, including area code: (844) 312-2113

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2022 to June 30, 2023

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23779
Reporting Period: 07/01/2022 - 06/30/2023
PIMCO Flexible Real Estate Income Fund









==================== PIMCO Flexible Real Estate Income Fund ====================


EQUITY RESIDENTIAL

Ticker:       EQR            Security ID:  29476L107
Meeting Date: JUN 15, 2023   Meeting Type: Annual
Record Date:  MAR 31, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Angela M. Aman           For       For          Management
1.2   Elect Director Linda Walker Bynoe       For       For          Management
1.3   Elect Director Mary Kay Haben           For       For          Management
1.4   Elect Director Tahsinul Zia Huque       For       For          Management
1.5   Elect Director John E. Neal             For       For          Management
1.6   Elect Director David J. Neithercut      For       For          Management
1.7   Elect Director Mark J. Parrell          For       For          Management
1.8   Elect Director Mark S. Shapiro          For       For          Management
1.9   Elect Director Stephen E. Sterrett      For       For          Management
1.10  Elect Director Samuel Zell - Withdrawn  None      None         Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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INVITATION HOMES, INC.

Ticker:       INVH           Security ID:  46187W107
Meeting Date: MAY 17, 2023   Meeting Type: Annual
Record Date:  MAR 22, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael D. Fascitelli    For       For          Management
1.2   Elect Director Dallas B. Tanner         For       For          Management
1.3   Elect Director Jana Cohen Barbe         For       For          Management
1.4   Elect Director Richard D. Bronson       For       For          Management
1.5   Elect Director Jeffrey E. Kelter        For       For          Management
1.6   Elect Director Joseph D. Margolis       For       For          Management
1.7   Elect Director John B. Rhea             For       For          Management
1.8   Elect Director Janice L. Sears          For       For          Management
1.9   Elect Director Frances Aldrich          For       For          Management
      Sevilla-Sacasa
1.10  Elect Director Keith D. Taylor          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation


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UDR, INC.

Ticker:       UDR            Security ID:  902653104
Meeting Date: JUN 01, 2023   Meeting Type: Annual
Record Date:  APR 03, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Katherine A. Cattanach   For       For          Management
1b    Elect Director Jon A. Grove             For       For          Management
1c    Elect Director Mary Ann King            For       For          Management
1d    Elect Director James D. Klingbeil       For       For          Management
1e    Elect Director Clint D. McDonnough      For       For          Management
1f    Elect Director Robert A. McNamara       For       For          Management
1g    Elect Director Diane M. Morefield       For       For          Management
1h    Elect Director Kevin C. Nickelberry     For       For          Management
1i    Elect Director Mark R. Patterson        For       For          Management
1j    Elect Director Thomas W. Toomey         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Flexible Real Estate Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2023